Commitments and Contingencies (Q3) (Details) - USD ($)		9 Months Ended	12 Months Ended
	Aug. 05, 2016	Sep. 30, 2018	Dec. 31, 2017
Leases [Abstract]
Annual base rent from April 1, 2019 per square foot		$ 9
Annual increase per square foot		0.25
Aquadex Product Line [Member]
Contingent Consideration [Abstract]
Sale or disposal of business assets threshold for contingent consideration	$ 4,000,000	$ 4,000,000
Percentage of additional payments on disposal of business assets	40.00%	40.00%
Aquadex Product Line [Member] | Maximum [Member]
Contingent Consideration [Abstract]
Contingent consideration period		3 years	3 years